COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
COMMON STOCK

4. COMMON STOCK

On May 2, 2025, the Company entered into a purchase agreement with an investor for the sale of up to $3,000,000 worth of common stock (the “Purchase Agreement”). During the six months ended June 30, 2026, the Company issued 46,410,339 shares of common stock for $769,610 under the Purchase Agreement at prices ranging from $0.0155 to $0.0194, pursuant to purchase notices received from the investor. The finance cost of $6,575 was deducted from the gross proceeds, leaving net proceeds of $763,035. During the six months ended June 30, 2025, the Company issued 803,536 shares of common stock for $30,000 of commitment fees paid under the Purchase Agreement.

3. CAPITAL STOCK

Preferred Stock December 31, 2025 and 2024

As of December 31, 2025, the Company had a total of 34,853 shares of Series C Preferred Stock outstanding with a fair value of $3,485,313, and a stated face value of one hundred dollars ($100) per share which are convertible into shares of fully paid and non-assessable shares of common stock of the Company. The holder of the Series C preferred stocks is entitled to receive dividends pari passu with the holders of common stock, except upon liquidation, dissolution and winding up of the Corporation. The holder has the right, at any time, at its election, to convert shares of Series C Preferred Stock into common stock at a conversion price of $0.0014 and has no voting rights.

The preferred shares have been classified under mezzanine financing, a hybrid of debt and equity financing that gives a lender the right to convert debt to an equity interest in a company in case of default, generally, after venture capital companies and other senior lenders are paid.

Common Stock December 31, 2025 and 2024

During the years ended December 31, 2025, the Company issued an aggregate of 63,431,529 shares of common stock for $1,325,472, related to the equity financing agreement. (See Note 7) There were no common shares issued for common stock as of December 31, 2024.